Equity (Details 1)	12 Months Ended
Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Quantity of shares	18,492,061
Public Sahres [Member]
IfrsStatementLineItems [Line Items]
Quantity of shares	3,377,561
Founder Shares [Member]
IfrsStatementLineItems [Line Items]
Quantity of shares	5,750,000
P I P E Shares [Member]
IfrsStatementLineItems [Line Items]
Quantity of shares	9,364,500